STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A Common Stock Churchill Capital Corp IV	Common Stock Class B Common Stock Churchill Capital Corp IV	Common Stock	Additional Paid in Capital Churchill Capital Corp IV	Additional Paid in Capital	Accumulated Deficit Churchill Capital Corp IV	Accumulated Deficit	Class A Common Stock Churchill Capital Corp IV	Class B Common Stock Churchill Capital Corp IV	Churchill Capital Corp IV	Total
Balance at Dec. 31, 2019			$ 1,000		$ 16,432,000		$ (637,513,000)				$ (621,080,000)
Balance (in shares) at Dec. 31, 2019			8,051,722
Net loss							(246,868,000)				(246,868,000)
Balance at Jun. 30, 2020			$ 1,000	$ 19,825	18,736,000	$ (1,000)	(884,381,000)	$ 0	$ 5,175	$ 24,000	(865,644,000)
Balance (in shares) at Jun. 30, 2020			8,400,474					0	51,750,000
Balance at Dec. 31, 2019			$ 1,000		16,432,000		(637,513,000)				(621,080,000)
Balance (in shares) at Dec. 31, 2019			8,051,722
Net loss											(719,380,000)
Balance at Dec. 31, 2020	$ 2,166	$ 5,175	$ 1,000	68,460,540	38,115,000	(63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020	21,656,223	51,750,000	10,889,451					21,656,223	51,750,000
Balance at Mar. 31, 2020			$ 1,000		17,436,000		(767,096,000)				(749,659,000)
Balance (in shares) at Mar. 31, 2020			8,186,387
Net loss							(117,285,000)				(117,285,000)
Balance at Jun. 30, 2020			$ 1,000	19,825	18,736,000	(1,000)	(884,381,000)	$ 0	$ 5,175	24,000	(865,644,000)
Balance (in shares) at Jun. 30, 2020			8,400,474					0	51,750,000
Balance at Apr. 29, 2020	$ 0	$ 0		0		0		$ 0	$ 0	0
Balance (in shares) at Apr. 29, 2020	0	0						0	0
Issuance of Class B common stock				19,825					$ 5,175	25,000
Issuance of Class B common stock (in shares)									51,750,000
Net loss										(1,000)
Balance at Jun. 30, 2020			$ 1,000	19,825	18,736,000	(1,000)	(884,381,000)	$ 0	$ 5,175	24,000	(865,644,000)
Balance (in shares) at Jun. 30, 2020			8,400,474					0	51,750,000
Balance at Apr. 29, 2020	$ 0	$ 0		0		0		$ 0	$ 0	0
Balance (in shares) at Apr. 29, 2020	0	0						0	0
Net loss										(54,304,650)
Balance at Sep. 30, 2020										5,000,006
Balance at Apr. 29, 2020	$ 0	$ 0		0		0		$ 0	$ 0	0
Balance (in shares) at Apr. 29, 2020	0	0						0	0
Issuance of Class B common stock		$ 5,175		19,825						25,000
Issuance of Class B common stock (in shares)		51,750,000
Sale of 207,000,000 Units, net of underwriting discounts and offering expenses	$ 20,700			1,921,859,951						1,921,880,651
Sale of 207,000,000 Units, net of underwriting discounts and offering expenses (in shares)	207,000,000
Class A common stock subject to possible redemption	$ (18,534)			(1,853,419,236)						(1,853,437,770)
Class A common stock subject to possible redemption (in shares)	(185,343,777)
Net loss						(63,467,875)				(63,467,875)
Balance at Dec. 31, 2020	$ 2,166	$ 5,175	$ 1,000	68,460,540	38,115,000	(63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020	21,656,223	51,750,000	10,889,451					21,656,223	51,750,000
Balance at Jun. 30, 2020			$ 1,000	19,825	18,736,000	(1,000)	(884,381,000)	$ 0	$ 5,175	24,000	(865,644,000)
Balance (in shares) at Jun. 30, 2020			8,400,474					0	51,750,000
Net loss										(54,303,650)
Balance at Sep. 30, 2020										5,000,006
Balance at Dec. 31, 2020	$ 2,166	$ 5,175	$ 1,000	68,460,540	38,115,000	(63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020	21,656,223	51,750,000	10,889,451					21,656,223	51,750,000
Class A common stock subject to possible redemption				(68,460,540)		(148,099,524)		$ (2,166)		(216,562,230)
Class A common stock subject to possible redemption (in shares)								(21,656,223)
Balance at Mar. 31, 2021			$ 1,000	0	6,198,000	(1,083,365,557)	(4,234,062,000)	$ 0	$ 5,175	(1,083,360,382)	(4,227,863,000)
Balance (in shares) at Mar. 31, 2021			13,498,196					0	51,750,000
Balance at Dec. 31, 2020	$ 2,166	$ 5,175	$ 1,000	68,460,540	38,115,000	(63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020	21,656,223	51,750,000	10,889,451					21,656,223	51,750,000
Net loss							(1,009,678,000)			(1,460,618,073)	(1,009,678,000)
Balance at Jun. 30, 2021			$ 1,000		26,615,000	(1,672,185,472)	(4,495,788,000)	$ 0	$ 5,175	(1,672,180,297)	(4,469,172,000)
Balance (in shares) at Jun. 30, 2021			13,917,981					0	51,750,000
Balance at Mar. 31, 2021			$ 1,000	0	6,198,000	(1,083,365,557)	(4,234,062,000)	$ 0	$ 5,175	(1,083,360,382)	(4,227,863,000)
Balance (in shares) at Mar. 31, 2021			13,498,196					0	51,750,000
Class A common stock subject to possible redemption				$ 0		0		$ 0	$ 0	0
Class A common stock subject to possible redemption (in shares)								0	0
Net loss							(261,726,000)			(588,819,915)	(261,726,000)
Balance at Jun. 30, 2021			$ 1,000		$ 26,615,000	$ (1,672,185,472)	$ (4,495,788,000)	$ 0	$ 5,175	$ (1,672,180,297)	$ (4,469,172,000)
Balance (in shares) at Jun. 30, 2021			13,917,981					0	51,750,000